General and administrative	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
General and administrative [Text Block]
12.	General and administrative
Components of general and administrative expenses for the years ended December 31 were as follows:

	2018	2017
	$	$

General and administrative expenses, excluding the below items	1,905	1,469
Salaries, fees and short-term benefits	2,716	2,038
Change in fair value of deferred share units	(1,401)	10
Share-based compensation	362	344
	3,582	3,861